Trade receivables (Tables)	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Schedule of Trade Receivables

(CHF in millions)	12/31/2024	12/31/2023

Not yet due	182.2	158.8
Past due 1 - 90 days	58.5	42.2
Past due 91 - 180 days	5.4	8.0
Past due > 181 days	10.8	9.1
Gross Carrying Amount	257.0	218.1
Expected credit loss	(10.7)	(13.3)
Trade receivables	246.2	204.8

(CHF in millions)	12/31/2024	12/31/2023

Credit cards	12.7	16.4
Deposits	18.1	14.6
Other current financial assets	25.5	3.2
Other current financial assets at amortized cost	56.4	34.2
Other current financial assets at fair value through profit and loss	—	—
Total other current financial assets	56.4	34.2

Schedule of Allowance for Credit Loss
The expected credit loss allowance for trade receivables reconciles as follows:

(CHF in millions)	2024	2023

Expected credit loss at January 1	13.3	9.1
Income statement (release) / addition for the year	(2.7)	4.6
Exchange Difference	0.1	(0.4)
Expected credit loss at December 31(1)	10.7	13.3
(1) As of December 31, 2024, the individual loss allowance amounted to CHF 9.6 million (December 31, 2023: CHF 12.6 million).